Income taxes (Details 3) - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, net	₨ 538	₨ 738
Operating tax loss carry-forward	4,590	4,742
Unrecognized Deferred Tax Assets And Liabilities	₨ 5,128	₨ 5,480